Fair Value Measurements (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended																				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TruGreen	Dec. 31, 2011 TruGreen	Dec. 31, 2010 TruGreen	Dec. 31, 2012 TruGreen Goodwill	Dec. 31, 2012 TruGreen Goodwill	Sep. 30, 2012 TruGreen Goodwill	Dec. 31, 2012 Estimated Fair Value	Dec. 31, 2011 Estimated Fair Value	Dec. 31, 2012 Recurring Quoted Price In Active Markets (Level 1)	Dec. 31, 2012 Recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Recurring Significant Other Observable Inputs (Level 2) Interest rate swap contracts	Dec. 31, 2012 Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Recurring Significant Unobservable Inputs (Level 3) Fuel swap contracts	Dec. 31, 2011 Recurring Estimated Fair Value	Dec. 31, 2011 Recurring Estimated Fair Value Fuel swap contracts	Dec. 31, 2011 Recurring Estimated Fair Value Interest rate swap contracts	Dec. 31, 2012 Nonrecurring Significant Unobservable Inputs (Level 3) TruGreen Trade names	Dec. 31, 2012 Nonrecurring Significant Unobservable Inputs (Level 3) TruGreen Goodwill	Dec. 31, 2012 Carrying Value	Dec. 31, 2011 Carrying Value	Dec. 31, 2012 Carrying Value Fuel swap contracts	Dec. 31, 2011 Carrying Value Fuel swap contracts	Dec. 31, 2012 Carrying Value Interest rate swap contracts	Dec. 31, 2011 Carrying Value Interest rate swap contracts	Dec. 31, 2012 Carrying Value TruGreen Trade names	Dec. 31, 2012 Carrying Value TruGreen Goodwill
Carrying amount and estimated fair value of the company's financial instrument
Total debt										$ 4,018,000,000	$ 3,788,000,000											$ 3,961,000,000	$ 3,876,000,000
Financial Assets:
Deferred compensation trust assets												11,987,000					10,834,000					11,987,000	10,834,000
Investments in marketable securities												45,152,000	88,664,000				131,648,000					133,816,000	131,648,000
Derivative asset, Current																1,957,000		548,000						1,957,000	548,000
Total financial assets												57,139,000	88,664,000		1,957,000		143,030,000						143,030,000	147,760,000
Financial Liabilities:
Derivative liabilities, Current																113,000		1,281,000						113,000	1,281,000
Derivative liabilities, Noncurrent														7,349,000					23,467,000							7,349,000	23,467,000
Total financial liabilities													7,349,000		113,000		24,748,000					7,462,000	24,748,000
Trade name																				606,800,000
Goodwill																					417,367,000
Non-cash impairment charge	908,873,000	36,700,000						790,200,000																				118,700,000	790,200,000
Adjustment to non-cash impairment charge							4,000,000
Carrying value of goodwill prior to adjustment to impairment charge									413,400,000
Carrying value of goodwill	$ 2,412,251,000	$ 3,161,980,000	$ 3,125,293,000	$ 417,069,000	$ 1,201,922,000	$ 1,191,071,000			$ 417,400,000